Income Taxes (Roll-Forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 388,551	¥ 443,847	¥ 584,665
Changes that directly affected Income tax expense	(1,897)	(4,444)	(44,620)
Expiration of net operating loss carryforwards			(6,313)
Others	(46,732)	(50,852)	(89,885)
Total	(46,732)	(50,852)	(96,198)
Balance at end of fiscal year	¥ 339,922	¥ 388,551	¥ 443,847